Investment Strategy	Feb. 11, 2025
Unlimited HFEQ Equity Long/Short Return Tracker ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Equity Long/Short sector (see the section of the Fund’s Prospectus titled “Additional Information about the Funds”), while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Equity Long/Short sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Equity Long Short – Hedge funds managed within this sector generally implement strategies take long positions in stocks that are expected to appreciate and short positions in stocks that are expected to decline. An equity long-short strategy generally seeks to minimize market exposure while profiting from stock gains in the long positions, along with price declines in the short positions.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Equity Long/Short sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Equity Long/Short sector’s gross of fees returns, while also targeting higher volatility. This is primarily achieved by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. In addition, if at any time the Sub-Adviser is unable to construct an investment portfolio for the Fund which the Sub-Adviser believes will achieve the desired return and volatility characteristics by using currently available Underlying ETFs, the Fund may invest in long or short positions of equity securities and swap agreements in addition to Underlying ETFs and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Equity Long/Short sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Equity Long/Short sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm. As noted above, if the Sub-Adviser is unable to construct the Fund’s target portfolio by investing only in Underlying ETFs, the Fund may invest in long or short positions of equity securities and swap agreements that align with the desired return and volatility characteristics.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Equity Long/Short sector compared with these factors over several time frames to determine the portfolio that best matches recent Equity Long/Short sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the hedge fund industry Equity Long/Short sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the hedge fund industry Equity Long/Short sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in individual equity securities and swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. If the Fund invests in baskets of individual equity securities instead of Underlying ETFs, the overall baskets will have characteristics similar to those reflected in the initial universe of Underlying ETFs described above. To seek to achieve the Fund's target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Equity Long/Short sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. Please see the section of the Fund’s prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s Equity Long/Short sector, but with higher volatility.

The Fund is expected to outperform the hedge fund industry’s Equity Long/Short sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including Underlying ETFs that invest primarily in equity securities, and futures contracts based on equity indices or equity investments.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including Underlying ETFs that invest primarily in equity securities, and futures contracts based on equity indices or equity investments.
Unlimited HFGM Global Macro Return Tracker ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Global Macro sector (see the section in the Fund’s Prospectus titled “Additional Information about the Funds”), while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the hedge fund industry Global Macro sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Global Macro – Hedge funds managed within this sector generally implement strategies that attempt to profit from fundamental changes in global economies, typically brought about by shifts in government economic policies, political climates, or interest rates which impact all financial markets.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Global Macro sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Global Macro sector of the hedge fund industry by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Global Macro sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Global Macro sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm.

The selection of potential investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., bonds, credit, commodities, currencies, stock sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Global Macro sector compared with these factors over several time frames to determine the portfolio that best matches the recent Global Macro sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the hedge fund industry Global Macro sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Global Macro sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Commodity ETFs that invest in commodities like oil and gold.
●	Currency ETFs that invest in exchange rates such as the U.S. dollar index and euro.
●	Fixed Income ETFs that invest in fixed income categories, such as treasuries, corporate bonds, municipal bonds, and high-yield bonds.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. To seek to achieve the Fund's target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Global Macro sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. The Fund is expected to outperform the hedge fund industry’s Global Macro sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and swap agreements either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Unlimited HFEV Event Driven Return Tracker ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Event Driven sector (see the section of the Fund’s Prospectus titled “Additional Information about the Funds”) while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Event Driven sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Event Driven – Hedge funds managed within this sector seek to implement strategies that take advantage of temporary stock mispricing, which can occur before or after a corporate event takes place. Corporate events include, among others, corporate restructurings, mergers/acquisitions, bankruptcy, spinoffs, and takeovers.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Event Driven sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Event Driven sector of the hedge fund industry primarily by taking long and short positions in broad-based ETFs (“Underlying ETFs”), and futures contracts. In addition, if at any time the Sub-Adviser is unable to construct an investment portfolio for the Fund which the Sub-Adviser believes will achieve the desired return and volatility characteristics by using currently available Underlying ETFs, the Fund may invest in long or short positions of equity securities and swap agreements in addition to Underlying ETFs and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Event Driven sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Event Driven sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm. As noted above, if the Sub-Adviser is unable to construct the Fund’s portfolio with the desired return and volatility characteristics by investing only in available Underlying ETFs and futures contracts, the Fund may also invest in long and short positions of equity securities and swap agreements that align with the desired returns and volatility characteristics.

The selection of potential Fund investments used as algorithm of inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., sectors, company factors, country indexes, credit). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Event Driven sector compared these factors over several time frames to determine the portfolio that best matches the recent Event Driven sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the Event Driven sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Event Driven sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or significant portions of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in equity securities and swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs, and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.
●	Fixed Income ETFs that invest in fixed income categories, corporate bonds, high-yield bonds, or bank loans.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. If the Fund invests in baskets of individual equity securities instead of Underlying ETFs, the overall baskets will have characteristics similar to those reflected in the initial universe of Underlying ETFs described above. To seek to achieve the Fund's target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Event Driven sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s Event Driven sector, but with higher volatility.

The Fund is expected to outperform the hedge fund industry’s Event Driven sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Unlimited HFFI Fixed Income Return Tracker ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Fixed Income sector (see the section of the Fund’s Prospectus titled “Additional Information about the Funds”) while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Fixed Income sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Fixed Income – Hedge funds managed within this sector generally seek to implement strategies that monitor a range of fixed-income instruments, such as mortgage-backed securities, government bonds, corporate bonds, and municipal bonds. When mispricing is identified in the same or similar issues, the funds may take leveraged long and short positions to seek to profit based on the assumption that the pricing will be corrected in the market.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Fixed Income sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Fixed Income sector of the hedge fund industry by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Fixed Income sector by reviewing publicly reported returns and fee information for the hedge fund industry. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Fixed Income sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., interest rates and credit). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Fixed Income sector compared with these factors over several time frames to determine the portfolio that best matches the recent Fixed Income sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the Fixed Income sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Fixed Income sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Fixed Income ETFs that invest in fixed income categories, corporate bonds, high-yield bonds, or bank loans.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. To seek to achieve the Fund's target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Fixed Income sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. The Fund is expected to outperform the hedge fund industry’s Fixed Income sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash.

Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities, including Underlying ETFs that invest primarily in fixed income securities, and futures contracts based on fixed income investments.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities, including Underlying ETFs that invest primarily in fixed income securities, and futures contracts based on fixed income investments.
Unlimited HFEM Emerging Markets Return Tracker ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Emerging Markets sector (see the section in the Fund’s Prospectus titled “Additional Information about the Funds”) while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Emerging Markets sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Emerging Markets – Hedge funds managed within this sector seek to implement strategies that invest in securities from countries with economies that are considered to be emerging.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Emerging Markets sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the Emerging Markets sector of the hedge fund industry by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. In addition, if at any time the Sub-Adviser is unable to construct an investment portfolio for the Fund which the Sub-Adviser believes will achieve the desired return and volatility characteristics by using currently available Underlying ETFs, the Fund may invest in long or short positions of equity securities and swap agreements, in addition to Underlying ETFs and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Emerging Markets sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match the Emerging Markets sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm. As noted above, if the Sub-Adviser is unable to construct the Fund’s portfolio with the desired return and volatility characteristics by investing only in available Underlying ETFs and futures contracts, the Fund may also invest in long and short positions of equity securities and swap agreements that align with the desired returns and volatility characteristics.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Emerging Markets sector compared with those factors over several time frames to determine the portfolio that best matches the recent Emerging Markets sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the Emerging Markets sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Emerging Markets sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in individual equity securities and swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Foreign ETFs that invest in the emerging markets, as well as country specific ETFs.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. If the Fund invests in baskets of individual equity securities instead of Underlying ETFs, the overall baskets will have characteristics similar to those reflected in the initial universe of Underlying ETFs described above. To seek to achieve the Fund's target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the Emerging Markets sector, the Fund will also “short” the securities of Underlying ETFs. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s Emerging Markets sector, but with higher volatility.

The Fund is expected to outperform the hedge fund industry’s Emerging Markets sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in emerging market securities, including securities issued by companies located in emerging markets, Underlying ETFs that invest primarily in emerging market securities, and futures contracts on emerging market indices.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in emerging market securities, including securities issued by companies located in emerging markets, Underlying ETFs that invest primarily in emerging market securities, and futures contracts on emerging market indices.
Unlimited HFMF Managed Futures Return Tracker ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics to the gross of fees returns of the hedge fund industry’s Managed Futures sector (see the section of the Fund’s Prospectus titled “Additional Information about the Funds”) while also targeting a volatility level approximately twice that of the sector. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the Managed Future sector. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

●	Managed Futures – Hedge funds managed within this sector seek to implement strategies that invest in futures contracts. A futures contract is an agreement traded on an exchange to buy or sell assets, like commodities or equity securities, at a fixed price but to be paid for later.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry’s Managed Futures sector from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (return and correlation with other asset classes) as the Managed Futures sector by taking long and short positions in futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry’s Managed Futures sector by reviewing publicly reported returns and fee information for the sector. The Sub-Adviser determines an investment portfolio of long and short positions in futures contracts which best match the Managed Futures sector’s most recent gross of fees returns, while approximately doubling its volatility, by using a proprietary algorithm.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., bonds, credit, commodities, currencies, stock sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of the Managed Futures sector compared with those factors over several time frames to determine the portfolio that best matches the recent Managed Futures sector’s gross of fees returns while maintaining approximately twice the volatility.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the Managed Futures sector’s gross of fees returns, but with higher volatility by taking directionally similar positions as the Managed Futures sector with larger notional exposure. The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in futures contracts. The Fund may also invest in swap agreements. The Fund may also take long and short positions in broad-based ETFs (“Underlying ETFs”). Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in exchange-listed futures contracts. To seek to achieve the Fund's target volatility level, which is approximately twice the volatility of the Managed Futures sector, the Fund will use futures contracts and, to a lesser extent, swaps.

The Fund’s portfolio will primarily hold futures contracts to express the target long and short exposures. The use of futures contracts will allow the Fund to take the larger notional economic exposure needed to achieve the higher target volatility. The Fund can also invest in swap agreements for similar purposes. The Fund is expected to outperform the hedge fund industry’s Managed Futures sector during periods when returns of that sector exceed cash returns and underperform in periods when the returns from that sector underperform cash. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements. The futures contracts held by the Fund may include futures contracts on the following asset classes: commodities such as oil and gold, currencies, exchange rates, fixed income securities and equity securities.

In addition, the Fund may take long and short positions in Underlying ETFs to achieve the target exposures. In that case, the Fund’s initial universe of Underlying ETF investments will include a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Commodity ETFs that invest in commodities like oil and gold.
●	Currency ETFs that invest in exchange rates such as the U.S. dollar index and euro.
●	Fixed Income ETFs that invest in fixed income categories, such as treasuries, corporate bonds, municipal bonds, and high-yield bonds.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs.

To achieve an appropriate risk/return profile for the Fund’s portfolio the Fund may also “short” the securities of Underlying ETFs. Please see the section in the Fund’s Prospectus titled “Additional Information about the Funds”, for a description of short sales.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of futures contracts and Underlying ETFs that the Sub-Adviser believes have similar return characteristics as the hedge fund industry’s Managed Futures sector.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and swap agreements either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of futures contracts and Underlying ETFs that the Sub-Adviser believes have similar return characteristics as the hedge fund industry’s Managed Futures sector.
Unlimited Ultra HFND Multi-Strategy Return Tracker ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio with similar return characteristics as the gross of fees returns of the hedge fund industry while also targeting a volatility level approximately twice that of the industry. By incorporating higher volatility, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s net of fees returns may outperform those of the hedge fund industry. Additionally, the Fund may benefit from its comparatively lower operating expenses versus the relatively high fees and expenses charged by hedge funds.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (including return and correlation with other asset classes) as the hedge fund industry, while also targeting higher volatility. This is primarily achieved by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser determines the recent daily and monthly gross of fees returns and volatility metrics of the hedge fund industry as a whole and of several individual hedge fund sectors that comprise the hedge fund industry (such as equity long/short, global macro, event driven, fixed income, emerging markets, managed futures, and multi-strategy). The Sub-Adviser does this by reviewing publicly reported returns, fee information, and volatility metrics for the hedge fund industry. The Sub-Adviser then uses a proprietary algorithm to determine an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match each sector’s most recent gross of fees returns while maintaining approximately twice the volatility.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., bonds, credit, commodities, currencies, stock sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns and volatility patterns of each sector compared with these factors over several time frames to determine the portfolio that best matches each sector’s recent gross of fees returns, but with higher volatility.

The Sub-Adviser then aggregates each of the sector’s portfolio positions, which results in a total hedge fund industry model. In this aggregation process, the Sub-Adviser nets any offsetting long and short Underlying ETF and futures positions across the sector portfolios. The sector portfolios are weighted based upon the relative asset levels in each hedge fund style (based on publicly reported data).

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as a levered exposure to the hedge fund industry gross of fees returns, but with higher volatility.

The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 30-50 Underlying ETFs and futures contracts. The Fund may also borrow and invest in swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of Underlying ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Commodity ETFs that invest in commodities like oil and gold.
●	Currency ETFs that invest in exchange rates such as the US dollar index and euro.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Fixed Income ETFs that invest in fixed income categories, such as treasuries, corporate bonds, municipal bonds, and high-yield bonds.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs. If the Fund invests in baskets of individual equity securities instead of Underlying ETFs, the overall baskets will have characteristics similar to those reflected in the initial universe of Underlying ETFs described above. To seek to achieve the Fund's target volatility level, the Fund will use futures contracts and, to a lesser extent, swaps.

To achieve an appropriate risk/return profile for the Fund’s portfolio, which includes targeting approximately twice the volatility of the hedge fund industry, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The Fund can also invest in swap agreements for similar purposes. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s gross of fees returns, but with higher volatility.

The Fund is expected to outperform the hedge fund industry during periods when returns of that industry exceed cash returns and underperform in periods when the returns from the industry underperform cash. The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and swap agreements either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.

Unlimited Low-Beta HFND Multi-Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation.

The Fund seeks to create an investment portfolio that has similar return characteristics as to the hedge fund industry’s gross of fees returns but with lower beta. By creating an investment portfolio for the Fund with similar return characteristics to the hedge fund industry, but with lower beta and lower fees, the Fund’s sub-adviser, Unlimited Funds, Inc. (“Unlimited” or the “Sub-Adviser”), believes that the Fund’s portfolio can provide broad exposure to the hedge fund industry and outperform its net of fees returns due to the relatively high fees and expenses charged by hedge funds versus the comparatively lower operating expenses of the Fund.

●	“Beta” is defined as the measure of the returns of the Fund in relation to the overall U.S. equity market, taking into account factors such as volatility and correlation. It gauges how responsive a portfolio is to overall market movements, with a particular emphasis on its volatility and its correlation, or a combination of both, to the market. A portfolio with a lower beta may exhibit lower volatility, lower correlation, or both, compared to the market as a whole. As an illustration, a portfolio that possesses a lower beta than the overall U.S. equity market will generally have returns that are less volatile or less correlated, or both, than the returns of the U.S. equity market, benchmarked against a comprehensive market index like the Wilshire 5000 Total Market Index or an equivalent broad-based index chosen at the Sub-Adviser’s discretion.

The Sub-Adviser obtains publicly reported returns and fee data for the hedge fund industry from various sources. The Sub-Adviser then seeks to create an investment portfolio with similar return characteristics (return, volatility, and correlation with other asset classes) to the hedge fund industry but with lower beta by taking long and short positions in broad-based ETFs (“Underlying ETFs”) and futures contracts. A long position means the Fund will buy a security with the expectation that it will rise in value. In contrast, the Fund will “short” a security with the expectation that it will fall in value.

The Investment Process

The Sub-Adviser first determines the most determines the recent daily and monthly gross of fees returns of the hedge fund industry as a whole and of several individual hedge fund sectors that comprise the hedge fund industry (such as equity long/short, global macro, event driven, fixed income, emerging markets, managed futures, and multi-strategy). The Sub-Adviser does this by reviewing publicly reported returns and fee information for the hedge fund industry. The Sub-Adviser determines an investment portfolio of long and short positions in Underlying ETFs and futures contracts which best match each sector’s most recent gross of fees returns by using a proprietary algorithm.

The selection of potential Fund investments used as algorithm inputs is determined by the Sub-Adviser’s portfolio managers based upon their belief of which return factors best capture recent positioning (e.g., bonds, credit, commodities, currencies, stock sectors, company factors, country indexes). The proprietary technology analyzes the historical pattern of the returns of each sector compared with the historical pattern of returns of the factors over several time frames to determine the portfolio that best matches each sector’s recent gross of fees returns.

The Sub-Adviser then aggregates each of the sector’s portfolio positions, which results in a total hedge fund industry model. In this aggregation process, the Sub-Adviser nets any offsetting long and short Underlying ETF and futures positions across the sector portfolios.

The sector portfolios are weighted to reduce the expected beta of the Fund’s portfolio. The Sub-Adviser’s weighting to each sector is done dynamically based on the expected beta of each hedge fund sector’s returns. Expected beta is based on a combination of historical observed betas for each sector and the expected beta based on current positioning calculated using the proprietary technology. The Sub-Adviser may also include additional long or short positions in other asset classes (e.g., individual equity securities) to reduce the expected beta of the Fund’s portfolio.

●	The Sub-Adviser uses dynamic weighting to enhance the Fund’s portfolio’s risk management by modifying investment exposure to various sectors based on their expected betas, which helps balance overall exposure and mitigate market sensitivity. Employing strategies like hedging through short positions and ensuring diversification across sectors, the approach seeks to ensure that the Fund’s portfolio is not overly exposed to high-beta sectors, thereby reducing susceptibility to market volatilities. Furthermore, the Sub-Adviser continually evaluates and rebalances the Fund’s portfolio through dynamic weighting to align it with desired risk and return profiles, especially when market conditions and sector betas shift.

Over time, through the use of this proprietary process, the Sub-Adviser expects the Fund to have similar return characteristics as the hedge fund industry gross of fees returns but with a lower beta.

The Sub-Adviser performs the foregoing analyses on an ongoing basis because hedge fund performance data for different hedge fund indices (the “Indices”) is available at different times. The Sub-Adviser will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio as a result.

What the Fund invests in: The Fund’s portfolio will generally consist of long and short positions in 10-30 Underlying ETFs and futures contracts. The Fund may also invest in swap agreements. Please see the heading titled “Portfolio Construction,” below, for more information about the Fund’s portfolio holdings.

What the Fund will NOT do: The Fund is not a hedge fund, nor will it invest in hedge fund strategies or positions. For the avoidance of doubt:

●	The Fund will not invest in hedge funds.
●	The Fund will not seek to replicate the direct underlying holdings of hedge funds.
●	The Fund will not engage in certain types of investment activities that are permissible for hedge funds. For example, hedge funds may use more leverage than the Fund, and hedge funds may invest a greater percentage of their assets in illiquid investments as compared to the Fund.

Portfolio Construction

The Fund invests primarily in Underlying ETFs and exchange-listed futures contracts. The Fund’s initial universe of ETF investments includes a broad range of primarily passively-managed ETFs. The initial universe may include, among others:

●	Commodity ETFs that invest in commodities like oil and gold.
●	Currency ETFs that invest in exchange rates such as the US dollar index and euro.
●	Factor ETFs that invest primarily based on one of several investment factor categories, such as value and momentum.
●	Fixed Income ETFs that invest in fixed income categories, such as treasuries, corporate bonds, municipal bonds, and high-yield bonds.
●	Domestic, Global, and Foreign ETFs that invest in the U.S., developed markets, and/or emerging markets, as well as country specific ETFs.
●	Sector ETFs that invest primarily in one of several economic sectors, such as information technology and consumer discretionary.

If there are several potential candidates for inclusion in the Fund’s portfolio, the Sub-Adviser’s selection criteria favor lower cost Underlying ETFs.

To achieve an appropriate risk/return profile for the Fund’s portfolio, the Fund will also “short” the securities of Underlying ETFs. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of short sales.

In addition, the Fund’s portfolio will hold futures contracts to express long and short exposures if futures contracts are either lower cost or more accurately reflect the Sub-Adviser’s desired positioning for the Fund’s overall portfolio than investments in Underlying ETFs. The Fund can also invest in swap agreements for similar purposes. Please see the section of the Fund’s Prospectus titled “Additional Information about the Funds” for a description of futures contracts and swap agreements.

If the Fund invests in long or short positions of individual equity securities, the Sub-Adviser will select particular securities that will allow the Fund, in the aggregate, to have an investment portfolio with similar return characteristics as the hedge fund industry’s gross of fees returns. The Fund is expected to outperform the hedge fund industry during periods when returns of that industry exceed cash returns and underperform in periods when the returns from that industry underperform cash.

The Sub-Adviser adjusts the Fund’s portfolio on a frequent basis in light of its ongoing analysis of the Indices. As a result, the Fund will frequently trade all or a significant portion of the holdings in the Fund’s investment portfolio.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Cayman Subsidiary

The Fund intends to gain exposure to futures contracts and swap agreements either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary. The Adviser selects the Subsidiary’s investments.